DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
SCHEDULE OF DEFERRED REVENUE
	As of December 31,
	2023	2024
	RMB	RMB

Deferred merchandise revenue	6,063	7,256
Deferred marketplace revenue	3,144	1,175
Deferred other revenue	205	165
Total deferred revenue	9,412	8,596